Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Summary of Minimum Contractual Future Revenues

The time charters and bareboat charters of the Vessels with third parties are accounted for as operating leases. The minimum contractual future revenues to be received from time charters and bareboat charters as of December 31, 2017, were as follows:

(U.S. Dollars in thousands)
2018	$244,270
2019	184,970
2020	179,444
2021	180,155
2022	135,714
2023 and thereafter	92,592

Total	$1,017,145